NOTE PAYABLE	12 Months Ended
Dec. 31, 2021
NOTE PAYABLE
NOTE PAYABLE

NOTE  5— NOTE PAYABLE

On April 17, 2020, Lordstown entered into a Promissory Note with The Huntington National Bank, which provides for a loan in the amount of $1 million (the “PPP Loan”) pursuant to the Paycheck Protection Program under the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”). The PPP Loan had a two-year term and bears interest at a rate of 1.0% per annum. The Paycheck Protection Program provides that the PPP Loan may be partially or wholly forgiven if the funds are used for certain qualifying expenses as described in the CARES Act. During the quarter ended June 30, 2021, our $1.0 million loan was forgiven.

During the quarter ended September 30, 2020, the Company entered into “Placement Agency Agreements” with Maxim Group, LLC (“Maxim”) and existing shareholders. Pursuant to the terms of the Placement Agency Agreements, the Company issued “Convertible Promissory Notes” to a series of investors for proceeds worth $37.8 million net of transaction costs. In connection with the Closing described in Note 1, the Company issued an aggregate of approximately 4 million shares of Class A Common Stock in exchange for the Convertible Promissory Notes which we reflected as a noncash transaction on the statement of cash flow.